OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities are summarized as follow:

	As of September 30,
	2023	2024
Accrued staff salaries	$133,799	$47,087
Accrued administrative expenses	191,603	182,176
Accrued offering costs	762,821	2,564
Other payables	7,793	3,366
Total	$1,096,016	$235,193